Leases - Schedule of Aggregate Lease Maturities and Obligations (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 93
2021	105
2022	105
2023	105
2024	105
2025 and thereafter	126
Total lease payments	639
Less: interest	65
Present value of lease liabilities	$ 574